UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock
Tax-Advantaged Global Shareholder Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2010

Ticker | HTY

JH Tax-Advantaged Global Shareholder Yield Fund
As of 7-31-10 (Unaudited)

	Shares	Value
Common Stocks 96.66%		$110,363,558
(Cost $114,862,803)

Australia 1.56%		1,786,425
Toll Holdings, Ltd.	180,000	969,907
Westpac Banking Corp.	37,500	816,518

Belgium 1.18%		1,352,807
Mobistar SA	23,500	1,352,807

Canada 3.47%		3,958,965
BCE, Inc.	75,000	2,294,392
Shaw Communications, Inc., Class B	84,800	1,664,573

France 7.79%		8,890,305
France Telecom SA	130,000	2,717,286
SCOR SE	56,800	1,245,977
Total SA	82,900	4,171,834
Vivendi SA	31,500	755,208

Germany 2.17%		2,479,616
E.ON AG	30,600	913,835
Muenchener Rueckversicherungs - Gesellschaft AG (MunichRe)	11,300	1,565,781

Hong Kong 1.13%		1,291,258
CLP Holdings, Ltd.	175,000	1,291,258

Italy 1.93%		2,202,327
Enel SpA	198,500	974,693
Terna Rete Elettrica Nazionale SpA	295,300	1,227,634

Netherlands 1.18%		1,343,935
Royal Dutch Shell PLC, ADR	24,250	1,343,935

Norway 2.27%		2,590,114
Orkla ASA	67,150	557,114
StatoilHydro ASA, SADR	100,000	2,033,000

Philippines 1.01%		1,159,920
Philippine Long Distance Telephone Company, SADR	21,600	1,159,920

Spain 1.59%		1,816,363
Telefonica SA	80,000	1,816,363

Switzerland 3.76%		4,289,389
Nestle SA	37,500	1,854,044
Swisscom AG	6,500	2,435,345

Taiwan 0.96%		1,097,870
Taiwan Semiconductor Manufacturing Company, Ltd., SADR	108,700	1,097,870

United Kingdom 22.03%		25,151,291
AstraZeneca PLC, SADR (C)	44,000	2,219,360
BAE Systems PLC	202,800	995,453
British American Tobacco PLC	29,850	1,029,005
Diageo PLC, SADR	47,500	3,319,300
FirstGroup PLC	558,000	3,226,416
Imperial Tobacco Group PLC	75,000	2,123,239
National Grid PLC	457,060	3,654,209
Scottish & Southern Energy PLC	240,300	4,182,944

1

JH Tax-Advantaged Global Shareholder Yield Fund
As of 7-31-10 (Unaudited)

	Shares	Value

United Kingdom (continued)
United Utilities Group PLC	159,209	$1,463,205
Vodafone Group PLC	1,254,700	2,938,160

United States 44.63%		50,952,973
Altria Group, Inc.	122,100	2,705,736
Arthur J. Gallagher & Company (C)	54,300	1,380,306
AT&T, Inc.	174,400	4,523,936
Automatic Data Processing, Inc.	52,200	2,154,294
Bristol-Myers Squibb Company (C)	180,000	4,485,600
CenturyTel, Inc. (C)	75,200	2,678,624
Diamond Offshore Drilling, Inc.	13,400	797,166
Duke Energy Corp. (C)	150,000	2,565,000
E.I. Du Pont de Nemours & Company (C)	58,050	2,360,894
Lorillard, Inc.	24,800	1,890,752
Microchip Technology, Inc. (C)	45,600	1,388,520
NiSource, Inc. (C)	277,700	4,582,050
NSTAR (C)	16,900	628,004
PepsiCo, Inc.	8,500	551,735
Philip Morris International, Inc. (C)	50,000	2,552,000
Pitney Bowes, Inc.	50,800	1,240,028
Progress Energy, Inc.	53,700	2,261,307
Reynolds American, Inc. (C)	30,000	1,734,600
Southern Company	62,900	2,222,257
TECO Energy, Inc. (C)	100,000	1,634,000
Verizon Communications, Inc. (C)	150,200	4,364,812
WGL Holdings, Inc.	16,900	609,752
Windstream Corp. (C)	144,000	1,641,600

	Shares	Value

Preferred Stocks 0.84%		$953,806
(Cost $854,267)

United States 0.84%		953,806
MetLife, Inc., Series B, 6.500%	38,600	953,806

	Par value	Value

Short-Term Investments 2.09%		$2,382,118
(Cost $2,382,118)

Repurchase Agreement 0.42%		480,000
Repurchase Agreement with State Street Corp. dated 07-30-2010 at 0.010% to be repurchased at $480,000 on 08-02-2010, collateralized by $470,000 U.S. Treasury
Notes, 2.500% due 04-30-2015 (valued at $493,688, including interest).	$480,000	480,000

	Shares	Value

Short-Term Securities* 1.67%		1,902,118
State Street Institutional Investment Treasury Money Market Fund, 0.0376%	1,902,118	1,902,118

2

JH Tax-Advantaged Global Shareholder Yield Fund
As of 7-31-10 (Unaudited)

Total investments (Cost $118,099,188)† 99.59%	$113,699,482

Other assets and liabilities, net 0.41%	$473,196

Total net assets 100.00%	$114,172,678

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(C) All or a portion of this security is segregated as collateral for options overlay (see Notes to the Schedule of Investments). Total collateral value at 7-31-10 was $34,215,370.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 7-31-10, the aggregate cost of investment securities for federal income tax purposes was $123,065,595. Net unrealized depreciation aggregated $9,366,113, of which $3,270,087 related to appreciated investment securities and $12,636,200 related to depreciated investment securities.

The portfolio had the following sector composition as a percentage of total net assets on 7-31-10:

Utilities	25%
Telecommunication Services	24%
Consumer Staples	16%
Energy	7%
Health Care	6%
Industrials	6%
Financials	5%
Information Technology	4%
Consumer Discretionary	2%
Materials	2%
Short-term Investments and other	2%

3

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2010, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	7-31-10	Price	Inputs	Inputs
Common Stocks
Australia	$1,786,425	—	$1,786,425	—
Belgium	1,352,807	—	1,352,807	—
Canada	3,958,965	$3,958,965	—	—
France	8,890,305	—	8,890,305	—
Germany	2,479,616	—	2,479,616	—
Hong Kong	1,291,258	—	1,291,258	—
Italy	2,202,327	—	2,202,327	—
Netherlands	1,343,935	1,343,935	—	—
Norway	2,590,114	2,033,000	557,114	—
Philippines	1,159,920	1,159,920	—	—
Spain	1,816,363	—	1,816,363	—
Switzerland	4,289,389	—	4,289,389	—
Taiwan	1,097,870	1,097,870	—	—
United Kingdom	25,151,291	5,538,660	19,612,631	—
United States	50,952,973	50,952,973	—	—
Preferred Stocks
United States	953,806	953,806	—	—
Short-Term Investments	2,382,118	1,902,118	480,000
Total Investments in Securities	$113,699,482	$68,941,247	$44,758,235	—
Other Financial Instruments
Written Options	($289,667)	($289,667)	—	—
Total	$113,409,815	$68,651,580	$44,758,235	—

During the nine-month period ended July 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following

4

procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or by means of an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

During the nine-month period ended July 31, 2010, the Fund wrote written options to enhance potential gains and manage against anticipated changes in securities markets. The following tables summarize the Fund’s written options activities during the period ended July 31, 2010 and the contracts held at July 31, 2010.

5

		PREMIUMS
	NUMBER OF	RECEIVED
	CONTRACTS	(PAID)
Outstanding, beginning of period	1,500	$1,392,010
Options written
	15,620	13,794,740
Options closed
	(3,300)	(1,189,748)

Options expired	(12,315)	(13,443,544)

Outstanding, end of period	1,505	$553,458

NAME OF ISSUER	EXERCISE	EXPIRATION	NUMBER OF	PREMIUM	VALUE
	PRICE	DATE	CONTRACTS
CALLS
S&P 500 Index	$1,110	August 2010	240	$307,380	($98,220)
S&P 500 Index	1,130	August 2010	95	52,914	(21,186)
KBW Bank Index	50	August 2010	525	33,068	(11,557)
S&P 400 Midcap Index	760	August 2010	35	30,694	(29,331)
Dow Jones Industrial
Average Index	106	August 2010	250	12,996	(12,254)
Russell 1000 Index	610	August 2010	45	22,489	(20,936)
Russell 2000 Index	640	August 2010	40	52,121	(44,479)
Philadelphia Housing
Sector Index	97	August 2010	275	41,796	(51,704)
Total			1,505	$553,458	($289,667)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at July 31, 2010 by risk category:

		Asset	Liability
		Derivatives	Derivatives Fair
Risk	Financial instruments location	Fair Value	Value
Equity Contracts	Written options	—	($289,667)

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s prospectus, semi-annual and annual reports.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Global Shareholder Yield Fund.

7

P14Q3 7/10
9/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 22, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 22, 2010